Significant Accounting Policies Additional Information (Details)	9 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) SEGMENTS shares	Mar. 31, 2025 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
Significant Accounting Policies [Line Items]
Uninsured cash balance	$ 2,400,000		$ 8,000,000
Deferred offering costs				$ 106,299
Expensed			20,000	0
Valuation allowance				103,434
Inventory write-down due to net realizable value			0	103,136
Inventory write-down due to obsolete			$ 0	208,737
Estimated useful life	18 years		18 years
Impairment loss			$ 0	0
Accounts receivable			$ 1,952,363	$ 34,700
Antidilutive shares (in Shares) | shares	2,774,945	571,444	2,650,257	543,302
Reportable segment (in Segments) | SEGMENTS	1
Operating segments (in Segments) | SEGMENTS	1
BayMedica [Member]
Significant Accounting Policies [Line Items]
Severance costs	$ 550,000
Employee related costs	$ 120,000
Pre-Funded Warrants [Member]
Significant Accounting Policies [Line Items]
Antidilutive shares (in Shares) | shares	900,363	1,150,363
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives				5 years
Money Market Funds [Member]
Significant Accounting Policies [Line Items]
Cash equivalents	$ 4,600,000		$ 4,479,809	$ 1,939,482
Minimum [Member] | Lab Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			6 years
Maximum [Member] | Lab Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			10 years